Inventories	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Inventory Disclosure [Abstract]
Inventories

7. Inventories

Inventories include material, labor and overhead and consisted of the following:

	December 25, 2020	March 27, 2020
Raw materials and supplies	$8,689	$12,411
Work in process	57,477	87,606
Finished goods	24,451	24,659
Finished goods - consigned	3,404	2,551

Total	$94,021	$127,227

In connection with the Acquisition, the Company acquired inventory with a stepped-up basis of $3,120, for which $1,245 was on-hand at December 25, 2020. The Company recorded inventory provisions totaling $885 and $2,958 for the three- and nine-month periods ended December 25, 2020, respectively, and $1,008 and $2,538 for the three- and nine-month periods ended December 27, 2019, respectively.

6. Inventories

Inventories include material, labor and overhead and consisted of the following:

	March 29, 2019	March 27, 2020
Raw materials and supplies	$12,688	$12,411
Work in process	83,750	87,606
Finished goods	30,167	24,659
Finished goods—consigned	4,312	2,551

Total	$130,917	$127,227

The Company recorded inventory provisions totaling $3,660 and $3,345 for the fiscal years ended March 29, 2019 and March 27, 2020, respectively.